Equity Compensation and Other Benefit Plans	12 Months Ended
Dec. 31, 2021
Compensation Related Costs [Abstract]
Equity Compensation and Other Benefit Plans	Equity Compensation and Other Benefit Plans

(a)  Equity Compensation Plan

In accordance with the terms of the Company’s Equity Plan, which was adopted by the Company’s stockholders on June 10, 2020 (and which amended and restated the Company’s 2010 Equity Compensation Plan), directors, officers and employees of the Company and any of its subsidiaries and other persons expected to provide significant services for the Company and any of its subsidiaries are eligible to receive grants of stock options (“Options”), restricted stock, RSUs, dividend equivalent rights and other stock-based awards under the Equity Plan.

Subject to certain exceptions, stock-based awards relating to a maximum of 4.5 million shares of common stock may be granted under the Equity Plan; forfeitures and/or awards that expire unexercised do not count toward this limit.  At December 31, 2021, approximately 2.6 million shares of common stock remained available for grant in connection with stock-based awards under the Equity Plan.  A participant may generally not receive stock-based awards in excess of 500,000 shares of common stock in any one year and no award may be granted to any person who, assuming exercise of all Options and payment of all awards held by such person, would own or be deemed to own more than 9.8% of the outstanding shares of the Company’s common stock.  Unless previously terminated by the Board, awards may be granted under the Equity Plan until June 10, 2030.

Restricted Stock Units

Under the terms of the Equity Plan, RSUs are instruments that provide the holder with the right to receive, subject to the satisfaction of conditions set by the Compensation Committee at the time of grant, a payment of a specified value, which may be a share of the Company’s common stock, the fair market value of a share of the Company’s common stock, or such fair market value to the extent in excess of an established base value, on the applicable settlement date.  Although the Equity Plan permits the Company to issue RSUs that can settle in cash, all of the Company’s outstanding RSUs as of December 31, 2021 are designated to be settled in shares of the Company’s common stock.  All RSUs outstanding at December 31, 2021 may be entitled to receive dividend equivalent payments depending on the terms and conditions of the award either in cash at the time dividends are paid by the Company, or for certain time-based and performance-based RSU awards, as a grant of stock at the time such awards are settled. At December 31, 2021 and 2020, the Company had unrecognized compensation expense of $12.3 million and $6.8 million, respectively, related to RSUs.  The unrecognized compensation expense at December 31, 2021 is expected to be recognized over a weighted average period of 1.8 years.

The following table presents information with respect to the Company’s RSUs during the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31, 2021
	RSUs With Service Condition	Weighted Average Grant Date Fair Value	RSUs With Market and Service Conditions	Weighted Average Grant Date Fair Value	Total RSUs	Total Weighted Average Grant Date Fair Value
Outstanding at beginning of year:	457,376	$24.76	405,806	$25.03	863,182	$24.89
Granted (1)	379,281	16.63	602,156	13.60	981,437	14.77
Settled	(124,497)	25.98	(102,254)	27.62	(226,751)	26.72
Cancelled/forfeited	—	—	—	—	—	—
Outstanding at end of year	712,160	$20.22	905,708	$17.14	1,617,868	$18.50
RSUs vested but not settled at end of year	285,734	$20.89	112,752	$27.86	398,486	$22.86
RSUs unvested at end of year	426,426	$19.77	792,956	$15.62	1,219,382	$17.07

	For the Year Ended December 31, 2020
	RSUs With Service Condition	Weighted Average Grant Date Fair Value	RSUs With Market and Service Conditions	Weighted Average Grant Date Fair Value	Total RSUs	Total Weighted Average Grant Date Fair Value
Outstanding at beginning of year:	344,933	$30.47	325,332	$27.13	670,265	$28.85
Granted (2)	234,765	19.54	190,800	21.98	425,565	20.63
Settled	(94,822)	30.99	(110,326)	25.93	(205,148)	28.27
Cancelled/forfeited	(27,500)	30.36	—	—	(27,500)	30.36
Outstanding at end of year	457,376	$24.76	405,806	$25.03	863,182	$24.89
RSUs vested but not settled at end of year	290,115	$21.49	102,254	$27.62	392,369	$23.09
RSUs unvested at end of year	167,261	$30.43	303,552	$24.16	470,813	$26.39

	For the Year Ended December 31, 2019
	RSUs With Service Condition	Weighted Average Grant Date Fair Value	RSUs With Market and Service Conditions	Weighted Average Grant Date Fair Value	Total RSUs	Total Weighted Average Grant Date Fair Value
Outstanding at beginning of year:	301,627	$30.27	287,831	$24.85	589,458	$27.62
Granted (3)	115,382	29.41	112,752	27.86	228,134	28.64
Settled	(67,326)	27.71	(72,501)	19.22	(139,827)	23.31
Cancelled/forfeited	(4,750)	30.88	(2,750)	26.85	(7,500)	29.40
Outstanding at end of year	344,933	$30.47	325,332	$27.13	670,265	$28.85
RSUs vested but not settled at end of year	202,433	$30.79	110,326	$25.93	312,759	$29.08
RSUs unvested at end of year	142,500	$30.01	215,006	$27.75	357,506	$28.65

(1)The weighted average grant date fair value of these awards require the Company to estimate certain valuation inputs. In determining the fair value for 621,312 and 306,134 of these awards granted in 2021, the Company applied: (i) a weighted average volatility estimate of approximately 48% and 54%, which was determined considering historic volatility in the price of the Company’s and its peer group companies common stock over the three and 2.5-year period prior to the grant date and the implied volatility of certain exchange-traded options on the Company’s and peer group companies’ common stock at the grant date; and (ii) a weighted average risk-free rate of 0.17% and 0.36% based on the continuously compounded constant maturity treasury rate corresponding to a maturity commensurate with the expected vesting term of the awards, respectively. The weighted average grant date fair value for the remaining 53,991 awards with a service condition only was estimated based on the closing price of the Company’s common stock at the grant date of $18.80. All of the 602,156 RSUs with market and service conditions granted in 2021 are subject to a one-year post-vesting holding requirement. There are no post vesting conditions on the 379,281 RSUs with service conditions granted in 2021.
(2)The weighted average grant date fair value of these awards require the Company to estimate certain valuation inputs.  In determining the fair value for 301,186 of these awards granted in 2020, the Company applied:  (i) a weighted average volatility estimate of approximately 14%, which was determined considering historic volatility in the price of the Company’s and its peer group companies’ common stock over the three-year period prior to the grant date and the implied volatility of certain exchange-traded options on the Company’s and peer group companies’ common stock at the grant date; and (ii) a weighted average risk-free rate of 1.36% based on the continuously compounded constant maturity treasury rate corresponding to a maturity commensurate with the expected vesting term of the awards.  The weighted average grant date fair value for the remaining 113,148 and 11,231 awards with a service condition only was estimated based on the closing price of the Company’s common stock at the grant date of $9.28 and $10.24, respectively. There are no post vesting conditions on these awards.
(3)The weighted average grant date fair value of these awards require the Company to estimate certain valuation inputs. In determining the fair value for 188,127 of these awards granted in 2019, the Company applied: (i) a weighted average volatility estimate of approximately 15%, which was determined considering historic volatility in the price of the Company’s and its peer group companies’ common stock over the three-year period prior to the grant date and the implied volatility of certain exchange-traded options on the Company’s and peer group companies’ common stock at the grant date; and (ii) a weighted average risk-free rate of 2.47% based on the continuously compounded constant maturity treasury rate corresponding to a maturity commensurate with the expected vesting term of the awards. The weighted average grant date fair value for the remaining 40,007 awards with a service condition only was estimated based on the closing price of the Company’s common stock at the grant date of $29.12. There are no post vesting conditions on these awards.

Restricted Stock

At December 31, 2021 and 2020, the Company did not have any unvested shares of restricted common stock outstanding, and no restricted shares vested during the year ended December 31, 2021. The total fair value of restricted shares vested during the years ended December 31, 2020 and 2019 was approximately $131,000 and $3.2 million, respectively.

The following table presents information with respect to the Company’s restricted stock for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31,
	2021		2020		2019
	Shares of Restricted Stock	Weighted Average Grant Date Fair Value (1)	Shares of Restricted Stock	Weighted Average Grant Date Fair Value (1)	Shares of Restricted Stock	Weighted Average Grant Date Fair Value (1)
Outstanding at beginning of year:	—	$—	—	$—	—	$—
Granted	—	—	19,888	6.60	103,061	31.32
Vested (2)	—	—	(19,888)	6.60	(103,061)	31.32
Cancelled/forfeited	—	—	—	—	—	—
Outstanding at end of year	—	$—	—	$—	—	$—

(1) The grant date fair value of restricted stock awards is based on the closing market price of the Company’s common stock at the grant date.
(2) All restrictions associated with restricted stock are removed on vesting.

Dividend Equivalents

A dividend equivalent is a right to receive a distribution equal to the dividend distributions that would be paid on a share of the Company’s common stock.  Dividend equivalents may be granted as a separate instrument or may be a right associated with the grant of another award (e.g., an RSU) under the Equity Plan, and they are paid in cash or other consideration at such times and in accordance with such rules, as the Compensation Committee of the Board shall determine in its discretion.  Payments made on the Company’s outstanding dividend equivalent rights are generally charged to Stockholders’ Equity when common stock dividends are declared to the extent that such equivalents are expected to vest.  The Company made dividend equivalent payments associated with RSU awards of approximately $566,000, $367,000, and $1.0 million during the years ended December 31, 2021, 2020 and 2019, respectively. In addition, no dividend equivalents rights awarded as separate instruments were granted during the years ended December 31, 2021, 2020 and 2019.
Expense Recognized for Equity-Based Compensation Instruments

The following table presents the Company’s expenses related to its equity-based compensation instruments for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31,
(In Thousands)	2021	2020	2019
RSUs	$9,043	$6,592	$6,012
Restricted shares of common stock	—	131	3,227
Total	$9,043	$6,723	$9,239

(b)  Deferred Compensation Plans

The Company administers deferred compensation plans for its senior officers and non-employee directors (collectively, the “Deferred Plans”), pursuant to which participants may elect to defer up to 100% of certain cash compensation.  The Deferred Plans are designed to align participants’ interests with those of the Company’s stockholders.

Amounts deferred under the Deferred Plans are considered to be converted into “stock units” of the Company.  Stock units do not represent stock of the Company, but rather are a liability of the Company that changes in value as would equivalent shares of the Company’s common stock.  Deferred compensation liabilities are settled in cash at the termination of the deferral period, based on the value of the stock units at that time.  The Deferred Plans are non-qualified plans under the Employee Retirement Income Security Act of 1974 and, as such, are not funded.  Prior to the time that the deferred accounts are settled, participants are unsecured creditors of the Company.

The Company’s liability for stock units in the Deferred Plans is based on the market price of the Company’s common stock at the measurement date.  The following table presents the Company’s expenses related to its Deferred Plans for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31,
(In Thousands)	2021	2020	2019
Non-employee directors	$537	$(911)	$663
Total	$537	$(911)	$663

The Company did not distribute cash to the participants of the Deferred Plans during the year ended December 31, 2021. The Company distributed cash of $769,400 and $568,900 to the participants of the Deferred Plans during the years ended December 31, 2020 and 2019, respectively. The following table presents the aggregate amount of income deferred by participants of the Deferred Plans through December 31, 2021 and 2020 that had not been distributed and the Company’s associated liability for such deferrals at December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
(In Thousands)	Undistributed Income Deferred (1)	Liability Under Deferred Plans	Undistributed Income Deferred (1)	Liability Under Deferred Plans
Non-employee directors	$2,687	$2,836	$2,197	$1,809
Total	$2,687	$2,836	$2,197	$1,809

(1)Represents the cumulative amounts that were deferred by participants through December 31, 2021 and 2020, which had not been distributed through such respective date.

(c)  Savings Plan

The Company sponsors a tax-qualified employee savings plan (the “Savings Plan”) in accordance with Section 401(k) of the Code. Subject to certain restrictions, all of the Company’s employees are eligible to make tax-deferred contributions to the Savings Plan subject to limitations under applicable law. Participant’s accounts are self-directed and the Company bears the costs of administering the Savings Plan. The Company matches 100% of the first 3% of eligible compensation deferred by employees and 50% of the next 2%, subject to a maximum as provided by the Code. The Company has elected to operate the Savings Plan under the applicable safe harbor provisions of the Code, whereby among other things, the Company must make contributions for all participating employees and all matches contributed by the Company immediately vest 100%. For the years ended December 31, 2021, 2020 and 2019, the Company recognized expenses for matching contributions of $697,100, $480,000 and $503,500, respectively.